Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
Linde Puerto Rico B.V. (the "Company") established The Savings Program for Employees of Praxair Puerto Rico B.V. and Its Participating Subsidiary Companies (the “Plan”).
Effective August 1, 2024, the Plan was renamed "Linde Puerto Rico B.V. Retirement Savings Plan".
The Plan is a tax-qualified retirement plan. The following is a general description of the Plan. Participants should refer to the Plan document, as amended by the Popular Master Defined Contribution Retirement Plan Profit Sharing Plan with Cash or Deferred Arrangement Plan Adoption Agreement effective August 22, 2014 for a complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan and is administered by the Administrative Committee of Linde Puerto Rico B.V. Savings Plan (the “Administrator”).
The Trustee and recordkeeper of the Plan's assets is Banco Popular de Puerto Rico. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”) as amended.
Eligibility
An employee of the Company is eligible to participate in the Plan if he or she is a minimum of 18 years of age and has completed 90 days of service. The Plan excludes leased, temporary, part-time, and casual employees.
Contributions
Participant contributions to the Plan are made through payroll deductions. Plan participants generally may elect to contribute a percentage of their eligible compensation on either a before-tax and/or after-tax basis. Participants’ before-tax contributions are limited to an annual statutory amount, which amounted to $15,000 in 2025.
Participants who reach age 50 by the close of the Plan year are eligible to make catch-up contributions. Catch-up contributions are limited to $1,500 per Plan year (or such other limit as may be imposed through amendment to the Puerto Rico Internal Revenue Code for a New Puerto Rico, as amended (“2011 PR Code”)). No matching contributions will be made with respect to such catch-up contributions.
For participants employed by the Company prior to October 1, 2012, the Plan provides for a Company matching contribution equal to 70% of the first 2.5% of a participant’s eligible compensation contributed to the Plan and 40% of the next 5% of the participant’s eligible compensation contributed to the Plan. For participants hired on or after October 1, 2012, the Company will make a matching contribution equal to 100% of the first 5% of a participant's eligible compensation contributed to the Plan. Company matching contributions to the Plan are made in cash and are invested in accordance with each participant’s investment direction.
Participants’ Account Activity
Participant accounts are credited with participant and Company contributions and investment returns which are based upon each participant’s investment direction. Participant accounts are charged for withdrawals. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Employees are fully vested at all times in their own contributions, Company matching contributions, and rollover contributions. In the event of termination of employment from the Company, Plan participants receive all amounts credited to their accounts.
Investment Options
Plan participants may direct the investment of their Plan accounts among various investment options offered by the Plan listed below:
•Mutual funds
•Linde plc ordinary shares
•Cash equivalents

Participants may change the investment election of their contributions and existing balances on a daily basis.
Withdrawals and Distributions
Plan participants may generally withdraw after-tax contributions from their account balances while working and, in limited cases (as defined in the Plan's provisions), may withdraw before-tax contributions. Actively employed participants may begin receiving distributions of pre-tax contributions at age 59 1/2.
On September 17, 2022, the Hacienda issued Circular Letter of Internal Revenue No. 22-13, which allowed for eligible distributions to be made from the Puerto Rico qualified retirement plans to Puerto Rico residents at preferential tax rates. No. 22-13 was established following the state of emergency issued from the passage of Tropical Storm Fiona through Puerto Rico. Effective October 14, 2022, Plan Management amended the Plan for the associated relief provision.
Notes Receivable from Participants (Participant Loans)
The Plan generally permits participants to borrow from their accounts a minimum of $1,000 up to the lesser of $50,000 or 50% of their vested account balances. Participants are permitted to have only one loan outstanding at any time. Certain other restrictions apply, as defined in the Plan.
Participant loans are repaid during fixed terms not to exceed five years (ten years if used to purchase a primary residence). Principal and interest are paid ratably, generally through payroll deductions. The loans are collateralized by the balance in the participant’s account and bear interest at a fixed rate since Plan inception of 9%. A loan origination fee of $125 is charged to the participant’s account for each new loan.
Participant loans are carried at unpaid principal balance plus accrued but unpaid interest. Delinquent participant loans are recorded as a distribution in accordance with the terms of the Plan and applicable law.
Rollovers
Rollovers represent transfers of account balances of certain participants into certain investments of the Plan from other qualified plans or from individual retirement accounts. There were no rollovers into the Plan during the Plan years ended December 31, 2025 and 2024.
Unclaimed Benefits and Forfeitures
The benefit payable on behalf of a participant who cannot be located by the Administrator is forfeited at such time as the Administrator has made the determination. However, the forfeiture will be restored to the participant's account by the Administrator if such participant subsequently makes a valid claim for the benefit. There were no benefits payable as of December 31, 2025 or 2024.